Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
March 31, 2024
VHC-NPRT1-0524
1.814639.119
Common Stocks - 98.1%
	Shares	Value ($)
Biotechnology - 18.8%
Biotechnology - 18.8%
Acelyrin, Inc.	130,000	877,500
Acumen Pharmaceuticals, Inc. (a)	140,000	567,000
Allogene Therapeutics, Inc. (a)(b)	600,000	2,682,000
Alnylam Pharmaceuticals, Inc. (a)	72,000	10,760,400
Apogee Therapeutics, Inc.	4,393	291,915
Arcellx, Inc. (a)	60,000	4,173,000
Arcus Biosciences, Inc. (a)	110,000	2,076,800
Argenx SE ADR (a)	41,500	16,339,380
Ascendis Pharma A/S sponsored ADR (a)	110,000	16,628,700
Avidity Biosciences, Inc. (a)	190,000	4,848,800
Avidity Biosciences, Inc. (c)	12,800	326,656
Blueprint Medicines Corp. (a)	126,000	11,952,360
Cargo Therapeutics, Inc.	148,825	3,321,774
Caris Life Sciences, Inc. (a)(c)(d)	254,430	671,695
Celldex Therapeutics, Inc. (a)	95,000	3,987,150
Cytokinetics, Inc. (a)(b)	220,000	15,424,200
Immunocore Holdings PLC ADR (a)	61,756	4,014,140
Insmed, Inc. (a)	39,089	1,060,485
Intellia Therapeutics, Inc. (a)	70,000	1,925,700
Janux Therapeutics, Inc. (a)	102,800	3,870,420
Keros Therapeutics, Inc. (a)	100,000	6,620,000
Legend Biotech Corp. ADR (a)(b)	307,231	17,232,587
Morphic Holding, Inc. (a)	60,000	2,112,000
Nuvalent, Inc. Class A (a)	87,900	6,600,411
Poseida Therapeutics, Inc. (a)	310,000	988,900
Regeneron Pharmaceuticals, Inc. (a)	52,000	50,049,480
Repligen Corp. (a)	20,000	3,678,400
Spyre Therapeutics, Inc. (a)	80,000	3,034,400
Summit Therapeutics, Inc. (a)(b)	140,000	579,600
Vaxcyte, Inc. (a)	215,425	14,715,682
Viking Therapeutics, Inc. (a)	6,000	492,000
Viridian Therapeutics, Inc. (a)	180,000	3,151,800
Xenon Pharmaceuticals, Inc. (a)	185,000	7,964,250
Zentalis Pharmaceuticals, Inc. (a)	128,000	2,017,280
		225,036,865
Health Care Equipment & Supplies - 24.7%
Health Care Equipment - 24.7%
Boston Scientific Corp. (a)	1,740,000	119,172,598
Edwards Lifesciences Corp. (a)	200,000	19,112,000
Glaukos Corp. (a)	160,000	15,086,400
Inspire Medical Systems, Inc. (a)	90,000	19,331,100
Insulet Corp. (a)	95,000	16,283,000
Intuitive Surgical, Inc. (a)	35,000	13,968,150
Masimo Corp. (a)	150,000	22,027,500
Medical Microinstruments, Inc. warrants 2/16/31 (a)(c)(d)	2,363	29,136
Penumbra, Inc. (a)	190,000	42,404,200
PROCEPT BioRobotics Corp. (a)	92,100	4,551,582
Shockwave Medical, Inc. (a)	28,000	9,117,640
Stryker Corp.	40,800	14,601,096
		295,684,402
Health Care Providers & Services - 22.3%
Health Care Facilities - 2.0%
Acadia Healthcare Co., Inc. (a)	92,500	7,327,850
Surgery Partners, Inc. (a)	545,000	16,257,350
		23,585,200
Health Care Services - 9.9%
agilon health, Inc. (a)(b)	1,540,000	9,394,000
BrightSpring Health Services, Inc.	450,000	4,891,500
Cigna Group	121,500	44,127,585
CVS Health Corp.	505,000	40,278,800
LifeStance Health Group, Inc. (a)	1,360,000	8,391,200
Privia Health Group, Inc. (a)	600,000	11,754,000
		118,837,085
Managed Health Care - 10.4%
Alignment Healthcare, Inc. (a)	640,983	3,179,276
Centene Corp. (a)	395,000	30,999,600
Humana, Inc.	24,000	8,321,280
Molina Healthcare, Inc. (a)	20,000	8,216,600
UnitedHealth Group, Inc.	150,000	74,205,000
		124,921,756
TOTAL HEALTH CARE PROVIDERS & SERVICES		267,344,041
Health Care Technology - 2.5%
Health Care Technology - 2.5%
Evolent Health, Inc. Class A (a)	240,000	7,869,600
Phreesia, Inc. (a)	220,000	5,264,600
Veeva Systems, Inc. Class A (a)	70,000	16,218,300
		29,352,500
Life Sciences Tools & Services - 12.3%
Life Sciences Tools & Services - 12.3%
10X Genomics, Inc. (a)	350,400	13,150,512
Bruker Corp.	146,000	13,715,240
Danaher Corp.	304,000	75,914,880
IQVIA Holdings, Inc. (a)	56,000	14,161,840
Lonza Group AG	10,000	5,975,985
Thermo Fisher Scientific, Inc.	42,500	24,701,425
		147,619,882
Pharmaceuticals - 17.5%
Pharmaceuticals - 17.5%
AstraZeneca PLC (United Kingdom)	134,000	18,002,073
Edgewise Therapeutics, Inc. (a)	70,000	1,276,800
Eli Lilly & Co.	135,000	105,024,600
Enliven Therapeutics, Inc. (a)	60,000	1,055,400
Merck & Co., Inc.	445,000	58,717,750
Pharvaris BV (a)	103,500	2,391,885
Royalty Pharma PLC	400,000	12,148,000
Structure Therapeutics, Inc. ADR (a)	100,000	4,286,000
UCB SA	47,300	5,837,787
		208,740,295
TOTAL COMMON STOCKS (Cost $729,455,858)		1,173,777,985

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
Biotechnology - 0.4%
Biotechnology - 0.4%
Asimov, Inc. Series B (a)(c)(d)	13,047	624,821
Caris Life Sciences, Inc. Series D (a)(c)(d)	398,133	1,051,071
Cleerly, Inc. Series C (a)(c)(d)	179,891	1,939,225
Element Biosciences, Inc. Series C (a)(c)(d)	72,178	721,058
ElevateBio LLC Series C (a)(c)(d)	31,200	108,264
Inscripta, Inc. Series E (a)(c)(d)	157,568	538,883
		4,983,322
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	163,717	1,409,603
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Medical Microinstruments, Inc. Series C (c)(d)	47,257	1,547,667
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	45,182	247,146
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(c)(d)	24,966	1,059,307
Series E1 (a)(c)(d)	10,776	457,226
Omada Health, Inc. Series E (a)(c)(d)	281,490	1,123,145
Wugen, Inc. Series B (a)(c)(d)	57,585	325,931
		2,965,609
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (a)(c)(d)	505,495	520,660
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,600,129)		11,674,007

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (c)(d) (Cost $494,400)	494,400	498,998

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	10,851,334	10,853,505
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	27,791,519	27,794,298
TOTAL MONEY MARKET FUNDS (Cost $38,647,803)		38,647,803

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $786,198,190)	1,224,598,793
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(27,655,420)
NET ASSETS - 100.0%	1,196,943,373

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,200,492 or 1.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	955,966

Aledade, Inc. Series E1	5/20/22	536,800

Asimov, Inc. Series B	10/29/21	1,209,205

Avidity Biosciences, Inc.	2/29/24	211,200

Caris Life Sciences, Inc.	10/06/22	1,424,808

Caris Life Sciences, Inc. Series D	5/11/21	3,224,877

Cleerly, Inc. Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	641,727

Element Biosciences, Inc. Series C	6/21/21	1,483,741

ElevateBio LLC Series C	3/09/21	130,884

Galvanize Therapeutics Series B	3/29/22	875,156

Galvanize Therapeutics 6% 2/28/27	2/28/24	494,400

Inscripta, Inc. Series E	3/30/21	1,391,325

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	1,575,251

Omada Health, Inc. Series E	12/22/21	1,687,589

Saluda Medical, Inc. Series E	4/06/23	1,321,818

Wugen, Inc. Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,859,554	49,151,256	45,157,305	104,232	-	-	10,853,505	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	34,271,248	46,381,993	52,858,943	5,843	-	-	27,794,298	0.1%
Total	41,130,802	95,533,249	98,016,248	110,075	-	-	38,647,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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